INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2024
State Administration of Taxation, China [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Federal statutory income tax rate, percent	25.00%
Domestic enterprises Percentage	25.00%
UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
Federal statutory income tax rate, percent	21.00%
HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Federal statutory income tax rate, percent	16.50%
Effective income tax rate continuing operations percentage	16.50%
CHINA | State Administration of Taxation, China [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Federal statutory income tax rate, percent	25.00%